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NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON — SAN FRANCISCO
July 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Pennsylvania Investment Quality Municipal Fund (the “Registrant”); File No. 811-06265

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and MuniFund Term Preferred Shares in connection with the reorganizations of Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours, /s/ Nathaniel Segal

NS

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